Pensions and other post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Changes in Present Value of the Defined Benefit Obligations and Other Long-term Benefits and Fair Value of Plan Assets
Changes in the present value of the pension obligations and other long-term benefits and fair value of plan assets for 2018 were as follows:

	Pension obligation	Fair value of plan assets	Benefit liability
December 31, 2017	(4,632)	271	(4,361)

Current service cost	(130)	—	(130)
Net interest expense	(266)	(13)	(279)
Curtailment/settlement gain	4	—	4
Remeasurement of other long-term benefit obligations	(492)	—	(492)
Past service cost	70	—	70

Sub-total included in profit or loss	(814)	(13)	(827)

Benefit paid	299	(17)	282

Exchange difference	(213)	41	(172)
Actuarial changes arising from changes in demographic assumptions	(38)	—	(38)
Actuarial changes arising from changes in financial assumptions	354	—	354
Experience adjustments	171	—	171

Sub-total included in OCI	274	41	315

December 31, 2018	(4,873)	282	(4,591)

Changes in the present value of the pension obligations and other long-term benefits and fair value of plan assets for 2019 were as follows:

	Pension obligation	Fair value of plan assets	Benefit liability
December 31, 2018	(4,873)	282	(4,591)

Current service cost	(210)	—	(210)
Net interest expense	(297)	4	(293)
Curtailment/settlement gain	—	—	—
Remeasurement of other long-term benefit obligations	(25)	—	(25)
Past service cost	—	—	—

Sub-total included in profit or loss	(532)	4	(528)

Benefit paid	344	(7)	337

Exchange difference	117	(16)	101
Actuarial changes arising from changes in demographic assumptions	(88)	—	(88)
Actuarial changes arising from changes in financial assumptions	(772)	—	(772)
Experience adjustments	(7)	—	(7)

Sub-total included in OCI	(750)	(16)	(766)

December 31, 2019	(5,811)	263	(5,548)

In 2019, the effect of actuarial changes arising from changes in financial assumptions is connected with the significant decrease in discount rate.

Changes in the present value of the pension obligations and other long-term benefits and fair value of plan assets for 2020 were as follows:

	Pension obligation	Fair value of plan assets	Benefit liability
December 31, 2019	(5,811)	263	(5,548)

Current service cost	(220)	—	(220)
Net interest expense	(290)	2	(288)
Curtailment/settlement gain	—	—	—
Remeasurement of other long-term benefit obligations	54	—	54
Past service cost	—	—	—
Discontinued operations	186	—	186

Sub-total included in profit or loss	(270)	2	(268)

Benefit paid	304	(14)	290

Exchange difference	(457)	91	(366)
Actuarial changes arising from changes in demographic assumptions	—	—	—
Actuarial changes arising from changes in financial assumptions	(22)	—	(22)
Experience adjustments	103	—	103
Discontinued operations	(52)	—	(52)

Sub-total included in OCI	(428)	91	(337)

December 31, 2020	(6,205)	342	(5,863)

Schedule of Pension Obligations Recognized in Consolidated Statement of Financial Position
Amounts of the pension obligations recognised in the consolidated statement of the financial position were as follows:

	December 31, 2020	December 31, 2019
Current liabilities	631	615
Non-current liabilities	5,232	4,933

Total net pension obligations	5,863	5,548

Schedule of Plan Asset Allocation of Investment Portfolio
The plan asset allocation of the investment portfolio was as follows as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Debt instruments	184	142
Equity instruments	97	82
Cash and cash equivalents	32	18
Property	17	12
Other assets	12	9

Total plan assets	342	263

Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations
The key actuarial assumptions used to determine defined benefit obligations were as follows as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Discount rate
Russian entities	6.40%	6.60%
German entities	0.84%	1.10%
Austrian entities	0.50%	0.75%
Inflation rates
Russian entities	3.90%	4.00%
Rate of compensation increase
Russian entities	4.90%	5.10%
German entities	4.00%	4.00%
Austrian entities	2.25%	2.25%

Schedule of Sensitivity Analysis of Defined Benefit Obligations
The results of sensitivity analysis of defined benefit obligations for the Russian entities as of December 31, 2020 and 2019 are presented below:

	2020	2019
Discount rate
1% increase	-8.90%	-9.20%
1% decrease	10.60%	11.00%
Inflation rate
1% increase	5.60%	5.90%
1% decrease	-5.20%	-5.00%
Rate of compensation increase
1% increase	3.90%	4.00%
1% decrease	-3.70%	-3.60%
Turnover rate
3% increase	-5.80%	-7.40%
3% decrease	6.10%	7.90%
The results of sensitivity analysis of defined benefit obligations for Austrian entities as of December 31, 2020 and 2019 are presented below:

	2020	2019
Discount rate
1% increase	-10.00%	-10.20%
1% decrease	12.00%	12.20%
The results of sensitivity analysis of defined benefit obligations for German entities as of December 31, 2020 and 2019 are presented below:

	2020	2019
Discount rate
1% increase	-12.00%	-12.00%
1% decrease	18.00%	18.00%